Estimated Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Expected Amortization Expense [Line Items]
2014	$ 3,370
2015	2,730
2016	2,424
2017	2,298
2018	2,166
Thereafter	11,568
Net Balance	$ 24,556	$ 26,593